Concentrations	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Concentrations
Concentrations

Note 8. Concentrations

At September 30, 2023 and 2022, the Company had deposits in major financial institutions that exceeded the amount under protection by the Federal Deposit Insurance Corporation (“FDIC”). Currently, the Company is covered up to $250,000 by the FDIC and at times maintains cash balances in excess of the FDIC coverage. Although the Company currently believes that the financial institutions with whom it does business will be able to fulfill their commitments to the Company, there is no assurance that those institutions will be able to continue to do so. The Company has not experienced any credit losses associated with its balances in such accounts.

Note 9. Concentrations

At December 31, 2022 and 2021, the Company had deposits in major financial institutions that exceeded the amount under protection by the Securities Investor Protection Corporation (“SIPC”). Currently, the Company is covered up to $250,000 by the SIPC and at times maintains cash balances in excess of the SIPC coverage.